Pension and Other Post-Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Summary of Movements in Pension and Other Post-Retirement Benefit Assets (Liabilities)

Financial Information

	2024			2023
		Plan			Plan
	Obligation	Assets	Net	Obligation	Assets	Net
Balance – beginning of year	(1,439)	1,310	(129)	(1,507)	1,330	(177)
Components of defined benefit expense recognized in earnings
Current service cost for benefits earned during the year	(15)	‐	(15)	(16)	‐	(16)
Interest (expense) income	(69)	64	(5)	(70)	65	(5)
Past service cost, including curtailment gains and settlements [1]	(1)	‐	(1)	76	‐	76
Foreign exchange rate changes and other	28	(21)	7	(8)	4	(4)
Subtotal of components of defined benefit (recovery) expense recognized in earnings	(57)	43	(14)	(18)	69	51
Remeasurements of the net defined benefit liability recognized in Other Comprehensive Income ("OCI") during the year
Actuarial gain arising from:
Changes in financial assumptions	47	‐	47	7	‐	7
Changes in demographic assumptions	4	‐	4	‐	‐	‐
Loss on plan assets (excluding amounts included in net interest)	‐	(29)	(29)	‐	(30)	(30)
Subtotal of remeasurements	51	(29)	22	7	(30)	(23)
Cash flows
Contributions by plan participants	(3)	3	‐	(4)	4	‐
Employer contributions	‐	19	19	‐	20	20
Benefits paid	84	(84)	‐	83	(83)	‐
Subtotal of cash flows	81	(62)	19	79	(59)	20
Balance – end of year [2]	(1,364)	1,262	(102)	(1,439)	1,310	(129)
Balance is composed of:
Non-current assets
Other assets (Note 17)			140			138
Current liabilities
Payables and accrued charges (Note 18)			(15)			(15)
Non-current liabilities
Pension and other post-retirement benefit liabilities			(227)			(252)

1  In 2023, there were design plan changes that resulted in a gain of $80 million to other post-retirement pension plans.

2  Obligations arising from funded and unfunded pension plans are $1,206 million and $158 million (2023 – $1,266 million and $173 million), respectively. Other post-retirement benefit plans have no plan assets and are unfunded.

Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category

Plan Assets

	2024			2023
	Quoted Prices			Quoted Prices
	in Active		Total	in Active		Total
	Markets for		Fair	Markets for		Fair
As at December 31	Identical Assets	Other [1]	Value	Identical Assets	Other [1]	Value
Cash and cash equivalents	16	3	19	30	5	35
Equity securities and equity funds
US	10	131	141	9	115	124
International	‐	7	7	‐	9	9
Debt securities [2]	‐	875	875	‐	909	909
Other	‐	220	220	‐	233	233
Total pension plan assets	26	1,236	1,262	39	1,271	1,310

1  Approximately 96 percent (2023 – 96 percent) of the Other plan assets are held in funds whose fair values are estimated using their net asset value per share. For the majority of these funds, the redemption frequency is immediate. The Pension Committee manages the asset allocation based upon our current liquidity and income needs.

2  Debt securities included US securities of 75 percent (2023 – 76 percent), International securities of 21 percent (2023 – 20 percent) and Mortgage-backed securities of 4 percent (2023 – 4 percent).

Summary of Significant Assumptions, Change in Discount Rates has Greatest Potential Impact

Of the most significant assumptions, a change in discount rates has the greatest potential impact on our pension and other post-retirement benefit plans, with sensitivity to change as follows:

	Change in Assumption	2024	2023
Benefit obligation as reported		1,364	1,439
Discount rate	1.0 percentage point decrease	170	190
	1.0 percentage point increase	(140)	(150)

Defined Benefit Plans

We used the following significant assumptions to determine the benefit obligations and expense for our significant plans as at and for the year ended December 31. These assumptions are determined by management and are reviewed annually by our independent actuaries.

	Pension		Other
	2024	2023			2024			2023
Assumptions used to determine the benefit obligations [1]:
Discount rate (%)	5.35	5.03			5.04			4.81
Rate of increase in compensation levels (%)	3.89	4.28			n/a			n/a
Medical cost trend rate – assumed (%) [2]	n/a	n/a	4.50	–	6.50	4.50	–	6.75
Medical cost trend rate – year reaches ultimate trend rate	n/a	n/a			2033			2033
Mortality assumptions (years) [3]
Life expectancy at 65 for a male member currently at age 65	20.7	20.7			21.2			21.0
Life expectancy at 65 for a female member currently at age 65	22.9	22.9			23.7			23.6
Average duration of the defined benefit obligations (years) [4]	11.8	12.3			10.7			10.6

1  The current year’s expense is determined using the assumptions that existed at the end of the previous year.

2  We assumed a graded medical cost trend rate starting at 6.50 percent in 2024, moving to 4.50 percent by 2033 (2023 – starting at 6.75 percent, moving to 4.50 percent by 2033). The annual health care reimbursement amount is assumed to increase by 2.00 percent each year.

3  Based on actuarial advice in accordance with the latest available published tables, adjusted where appropriate to reflect future longevity improvements for each country.

4  Weighted average length of the underlying cash flows.

Description of Regulatory Framework in which Plan Operates	United States non-contributory, guaranteed annual pension payments for life, benefits generally depend on years of service and compensation level in the final years leading up to age 65, benefits available starting at age 55 at a reduced rate, and plans provide for maximum pensionable salary and maximum annual benefit limits. made to meet or exceed minimum funding requirements of the Employee Retirement Income Security Act of 1974 and associated Internal Revenue Service regulations and procedures. Canada made to meet or exceed minimum funding requirements based on provincial statutory requirements and associated federal taxation rules.
Description Of Any Other Entitys Responsibilities For Governance Of Plan	Our defined benefit pension plans are funded with separate funds that are legally separated from the Company and administered through the Pension Committee in each country, which is composed of our employees. The Pension Committee is required by law to act in the best interests of the plan participants and, in the US and Canada, is responsible for the governance of the plans, including setting certain policies (e.g., investment and contribution) of the funds. The current investment policy for each country’s plans generally does not include currency hedging strategies. Plan assets held in trusts are governed by local regulations and practices in each country, as is the nature of the relationship between the Company and the trustees and their composition.
Description Of Risks To Which Plan Exposes Entity

Risks

The defined benefit pension and other post-retirement plans expose us to broadly similar actuarial risks. The most significant risks include investment risk and interest rate risk as discussed below. Other risks include longevity risk.

Investment risk

A deficit will be created if plan assets underperform the discount rate used in the defined benefit obligation valuation. To mitigate investment risk, we employ a diversified mix of return seeking and liability hedging (i.e., fixed income) investments; and
  a risk tolerance established through careful consideration of plan liabilities, plan funded status and corporate financial condition.

Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements and periodic asset/liability studies.

Interest rate risk	A decrease in bond interest rates will increase the pension liability; however, this is generally expected to be partially offset by an increase in the return on the plan’s debt investments.

Description of Type of Plan

Description of Defined Benefit Pension Plans

	Plan Type	Contributions
United States
  non-contributory,
  guaranteed annual pension payments for life,
  benefits generally depend on years of service and compensation level in the final years leading up to age 65, benefits available starting at age 55 at a reduced rate, and plans provide for maximum pensionable salary and maximum annual benefit limits.
made to meet or exceed minimum funding requirements of the Employee Retirement Income Security Act of 1974 and associated Internal Revenue Service regulations and procedures.
Canada		made to meet or exceed minimum funding requirements based on provincial statutory requirements and associated federal taxation rules.
Supplemental Plans in US and Canada for Senior Management	non-contributory, unfunded, and supplementary pension benefits.	provided for by charges to earnings sufficient to meet the projected benefit obligations, and payments to plans are made as plan payments to retirees occur.